Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of December 31
	2017	2016
	USD thousands

Balance in USD	3,322	4,980
Balance in other currencies	*625	1,778
Total cash and cash equivalents	3,947	6,758

(*)	including an amount of USD 50 thousand as guarantee for the Group’s leases. See also Note 13A1.